Document and Entity Information	Feb. 26, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001738827
Document Type	8-K/A
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	KLX ENERGY SERVICES HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38609
Entity Tax Identification Number	36-4904146
Entity Address, Address Line One	1415 Louisiana Street
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(832)
Local Phone Number	518-4094
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	KLXE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A corrects the Current Report on Form 8-K of KLX Energy Services Holdings, Inc. (the “Company”), originally filed on February 26, 2021 (the “Original Form 8-K”). The sole purpose for filing this Form 8-K/A is to correct the signature block of the Original Form 8-K. No other changes were made to the Original Form 8-K.